Summary of Significant Accounting Policies (Details) - Schedule of increases or decreases in the carrying amount of redeemable common stock	12 Months Ended
Dec. 31, 2021 USD ($) shares
Schedule of increases or decreases in the carrying amount of redeemable common stock [Abstract]
Gross proceeds	$ 230,000,000
Less:
Proceeds allocated to Public Warrants	(14,490,000)
Class A common stock issuance costs	(11,513,057)
Plus:
Remeasurement adjustment on redeemable common stock	$ 26,003,057
Class A common stock subject to possible redemption (in Shares) | shares	230,000,000